Risk/Return Summary - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Limited Term Bond ETF	Dec. 30, 2022
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Corporate Bond ETF, Fidelity® Investment Grade Bond ETF, Fidelity® Investment Grade Securitized ETF, Fidelity® Limited Term Bond ETF, and Fidelity® Total Bond ETF December 30, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses